Reinsurance - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($) Reinsurer	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Effects of Reinsurance [Line Items]
Reinsurance recoverables included in other long-term assets	$ 646	$ 578
Percentage of reinsurance recoverables resulting from 100% coinsurance agreements	45.00%	37.00%
Premiums ceded	$ 357	$ 33	$ 34
Benefits ceded	$ 272	$ 70	$ 86
Number of reinsurers comprising other reinsurance recoverables balance | Reinsurer	16
Maximum carrying value of reinsurance recoverables for a number of reinsurers	$ 80
Number of reinsurers who have placed cash and securities in trusts | Reinsurer	3
Cash and securities in trusts held by certain reinsurers	$ 99
100% Coinsurance Agreements
Effects of Reinsurance [Line Items]
Percentage of coinsurance agreement	100.00%